Quantitative Information about Level 3 Fair Value Measurements (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 1		$ 878,380
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 2		77.00%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 3		75.00%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 4		4.67%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 5		0.00%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 6		737,256
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 7		0.54%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 8		75.00%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 9		3.50%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 10		0.00%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 1	903,785
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 2	0.638%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 3	75.00%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 4	4.42
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 5	0.00%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 6	$ 778,904
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 7	0.57%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 8	75.00%
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 9	4.00
Fair Value Measurements Quantitative Information About Level 3 Fair Value Measurements 10	0.00%